Schedule of carrying amount of goodwill (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	₨ 1,251,720	₨ 528,191
TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	103,670	103,670
Yatra tg stays private limited and yatra hotel solutions private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	219,163	219,163
Yatra for business private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	205,358	205,358
Globe All India Services Limited [Member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Total	₨ 723,529